Note 5 - Debt (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Schedule of Line of Credit Facilities [Table Text Block]
Principal amount of promissory notes payable	$4,500,000
Accrued interest	-
Less: unamortized debt issue costs	-
Less: unamortized debt discount	-
Notes payable, current portion, net	$4,500,000

Schedule of Maturities of Long-Term Debt [Table Text Block]
2025	$1,328,492
2026	1,214,904
2027	1,686,449
2028	1,539,526
2029	-
Thereafter	-
$5,769,371